S000008096 [Member] Investment Risks - SA JPMorgan Global Equities Portfolio	Jul. 28, 2025
Large Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Mid Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies
Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.

Warrants and Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments. Warrants and rights may lack a liquid secondary market for resale.

Stapled Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Stapled Securities Risk. A stapled security is comprised of two different securities - a unit of a trust and a share of a company -that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non‑U.S. dollar-denominated securities.

Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Trusts Risk. REITs are trusts that invest primarily in commercial real estate, residential real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT. The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.

Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.

Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Active Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse social, political, regulatory or economic developments in the United States or abroad; changes in investor psychology; technological disruptions; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, trade wars and sanctions, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Affiliated Fund Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day‑to‑day and may decline significantly.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.